Pension Plan (Schedule of Asset Allocation) (Details) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans:
Allocation at December 31	100.00%	100.00%
Asset allocations:
Target Allocation	100.00%
Equity Securities [Member]
Employee Benefit Plans:
Allocation at December 31	57.00%	58.00%
Asset allocations:
Target Allocation	57.00%
Fixed Income Securities [Member]
Employee Benefit Plans:
Allocation at December 31	30.00%	34.00%
Asset allocations:
Target Allocation	30.00%
Real Estate [Member]
Employee Benefit Plans:
Allocation at December 31	9.00%	6.00%
Asset allocations:
Target Allocation	9.00%
Other [Member]
Employee Benefit Plans:
Allocation at December 31	4.00%	2.00%
Asset allocations:
Target Allocation	4.00%